Note 12 - Income Tax (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 92,000	$ 586,000	$ 18,000
Deferred Tax Liability, Withholding Taxes On Repatriation Of Subsidiary Profits	$ 681,000	$ 906,000
Cayman Islands 1 [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%	0.00%	0.00%
Domestic Tax Authority [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 5,355,000
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards, Total	50,000
State and Local Jurisdiction [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Research	7,123,000
Operating Loss Carryforwards, Total	$ 449,000